CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Share capital [1]	Shares held in trust	Other reserves [2]	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2024	$ 180,168	$ 178,307	$ 510	$ (803)	$ 19,766	$ 158,834	$ 1,861
Comprehensive income/(loss) for the period	14,767	14,540			6,159	8,381	227
Transfer from other comprehensive income	0	0			18	(18)
Dividends	(4,415)	(4,302)				(4,302)	(113)
Repurchases of shares	(7,038)	(7,038)	(17)		17	(7,038)
Share-based compensation	(396)	(396)		516	(486)	(426)
Other changes	5	29				29	(24)
Ending balance at Jun. 30, 2025	183,088	181,137	493	(288)	25,473	155,458	1,951
Beginning balance at Dec. 31, 2025	175,319	174,392	477	(847)	21,234	153,528	927
Comprehensive income/(loss) for the period	15,807	15,716			(800)	16,515	91
Transfer from other comprehensive income	0	0			(36)	36
Dividends	(4,302)	(4,265)				(4,265)	(38)
Repurchases of shares	(4,931)	(4,931)	(12)		12	(4,931)
Share-based compensation	(175)	(175)		610	(554)	(231)
Other changes	63	50				50	13
Ending balance at Jun. 30, 2026	$ 181,781	$ 180,786	$ 465	$ (236)	$ 19,856	$ 160,702	$ 995

[1]	See Note 4 “Share capital”.
[2]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.